Investments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Investments
16.	INVESTMENTS

This table provides a summary of the financial information of affiliated companies and jointly-controlled entities. The information below reflects the percentage of the Company’s equity interest in each company.

	Control	2017	2016
Hidrelétrica Cachoeirão	Jointly-controlled	58	50
Guanhães Energia	Jointly-controlled	25	—
Hidrelétrica Pipoca	Jointly-controlled	26	32
Retiro Baixo	Jointly-controlled	158	162
Aliança Norte (Belo Monte plant)	Jointly-controlled	577	527
Madeira Energia (Santo Antônio plant) (2)	Affiliated	535	644
FIP Melbourne (Santo Antônio plant) (2)	Affiliated	582	677
Lightger	Jointly-controlled	41	42
Baguari Energia	Jointly-controlled	148	162
Renova	Jointly-controlled	282	689
Aliança Geração	Jointly-controlled	1,242	1,319
Central Eólica Praias de Parajuru	Jointly-controlled	60	63
Central Eólica Volta do Rio	Jointly-controlled	68	81
Central Eólica Praias de Morgado	Jointly-controlled	51	60
Amazônia Energia (Belo Monte Plant)	Jointly-controlled	867	781
Usina Hidrelétrica Itaocara S.A.	Jointly-controlled	4	3
Light	Jointly-controlled	1,534	1,070
Taesa	Jointly-controlled	1,101	1,583
Ativas Data Center (2)	Affiliated	17	18
LEPSA (1)	Subsidiary	—	344
RME	Jointly-controlled	383	339
Companhia Transleste de Transmissão	Jointly-controlled	—	22
Companhia Transudeste de Transmissão	Jointly-controlled	—	21
Companhia Transirapé de Transmissão	Jointly-controlled	—	24
Companhia de Transmissão Centroeste de Minas	Jointly-controlled	21	21
Axxiom Soluções Tecnológicas	Jointly-controlled	12	19

Total of investments		7,792	8,753
Guanhães – Uncovered liabilities of jointly-controlled entity	Jointly-controlled	—	(59)

Total		7,792	8,694

(1)	On November 2017, the Company acquired all the shares of Lepsa, and therefore as from that date now consolidates that company in its financial statements. Lepsa’s sole asset is comprised of an investment in common and preferred shares in Light. Hence the Company no longer presents the investment that it previously held in Lepsa in its consolidated financial statements, presenting only the interest in Light.
(2)	The Company’s investees that are not consolidated are jointly-controlled entities, with the exception of the interest in the Santo Antônio power plant, and Ativas Data Center, which are affiliated companies in which the interests held (by Cemig GT and Cemig Telecom, respectively) exercise significant influence. It was as from the fourth quarter of 2016 that Ativas Data Center became an investee in which Cemig has significant influence.

a)	Right to exploitation of the regulated activity

In the process of allocation of the acquisition price of the jointly-controlled subsidiaries, a valuation was made of the intangible assets relating to the right to operate the regulated activity. This asset is presented together with the acquisition cost of the investments in the previous table. These assets will be amortized over the remaining period of the concessions on the straight-line basis.

	2014	Amortization	2015	Addition	Amortization	Written off	2016	Amortization	Written off	2017
Taesa	433	(18)	415	—	(18)	(109)	288	(13)	(86)	189
Light	253	(22)	231	—	(22)	—	209	(23)	—	186
Gasmig	220	(5)	215	—	(8)	—	207	(7)	—	200
Lepsa	—	—	—	50	(1)	—	49	(6)	(43)	—
RME	—	—	—	49	(1)	—	48	(5)	—	43

Total	906	(45)	861	99	(50)	(109)	801	(54)	(129)	618

b)	The movement of Investments in the jointly-controlled entities in 2017, 2016 and 2015, is as follows:

	2016	Gain (loss) by equity method (Income statement)	Gain (loss) by equity method (Other comprehensive income)	Dividends	Injections / acquisitions	Sales	Others	2017
Companhia Transleste de Transmissão	22	5	—	(7)	—	(20)	—	—
Companhia Transudeste de Transmissão	21	3	—	(12)	—	(12)	—	—
Companhia Transirapé de Transmissão	24	4	—	(6)	—	(22)	—	—
Companhia de Transmissão Centroeste de Minas	21	5	—	(5)	—	—	—	21
Light	1,070	35	(3)	—	—	—	432	1,534
Axxiom Soluções Tecnológicas	19	(7)	—	—	—	—	—	12
Lepsa	344	—	(2)	—	—	—	(342)	—
RME	339	7	(2)	—	38	—	1	383
Hidrelétrica Cachoeirão	50	10	—	(3)	—	—	1	58
Guanhães Energia (1)	—	(13)	—	—	97	—	(59)	25
Hidrelétrica Pipoca	32	2	—	(8)	—	—	—	26
Madeira Energia (Santo Antônio plant)	644	(109)	—	—	—	—	—	535
FIP Melbourne (Santo Antônio plant)	677	(95)	—	—	—	—	—	582
Lightger	42	2	—	(3)	—	—	—	41
Baguari Energia	162	17	—	(30)	—	—	(1)	148
Central Eólica Praias de Parajuru	63	(1)	—	—	—	—	(2)	60
Central Eólica Volta do Rio	81	(12)	—	—	—	—	(1)	68
Central Eólica Praias de Morgado	60	(8)	—	—	—	—	(1)	51
Amazônia Energia (Belo Monte Plant)	781	1	—	—	85	—	—	867
Ativas Data Center	18	(2)	—	—	—	—	1	17
Taesa	1,583	216	—	(183)	—	(515)	—	1,101
Renova	689	(390)	(34)	—	18	—	(1)	282
Usina Hidrelétrica Itaocara S.A.	3	(2)	—	—	3	—	—	4
Aliança Geração	1,319	72	—	(149)	—	—	—	1,242
Aliança Norte (Belo Monte plant)	527	(2)	—	—	51	—	1	577
Retiro Baixo	162	10	—	(14)	—	—	—	158

Total of investments	8,753	(252)	(41)	(420)	292	(569)	29	7,792

Guanhães Energia – Uncovered liabilities of jointly-controlled entity (1)	(59)	—	—	—	—	—	59	—

	8,694	(252)	(41)	(420)	292	(569)	88	7,792

1)	Uncovered liability reversed through injection of capital.

	2015	Equity method gain (Statement of income)	Gain (loss) by equity method (Other comprehensive income)	Dividends	Injections / acquisitions	Sales	Merger	Other	2016
Companhia Transleste de Transmissão	18	6	—	(2)	—	—	—	—	22
Companhia Transudeste de Transmissão	18	4	—	(1)	—	—	—	—	21
Companhia Transirapé de Transmissão	19	5	—	—	—	—	—	—	24
Transchile	108	2	(23)	—	—	(87)	—	—	—
Companhia de Transmissão Centroeste de Minas	18	5	—	(2)	—	—	—	—	21
Light	1,188	(121)	3	—	—	—	—	—	1,070
Axxiom Soluções Tecnológicas	24	(5)	—	—	—	—	—	—	19
Lepsa	—	(18)	1	(57)	252	—	166	—	344
RME	—	(20)	—	(58)	247	—	169	1	339
Hidrelétrica Cachoeirão	42	10	—	(2)	—	—	—	—	50
Guanhães Energia (1)	19	(103)	—	—	25	—	—	59	—
Hidrelétrica Pipoca	27	5	—	—	—	—	—	—	32
Madeira Energia (Santo Antônio Plant through Madeira Energia)	676	(71)	—	—	39	—	—	—	644
FIP Melbourne (Santo Antônio Plant through Madeira Energia)	703	(63)	—	—	40	—	—	(3)	677
LightGer	37	5	—	—	—	—	—	—	42
Baguari Energia	187	41	—	(14)	—	—	—	(52)	162
Central Eólica Praias de Parajuru	63	—	—	—	—	—	—	—	63
Central Eólica Volta do Rio	85	(4)	—	—	—	—	—	—	81
Central Eólica Praias de Morgado	62	(2)	—	—	—	—	—	—	60
Amazônia Energia (Belo Monte Plant through Norte Energia)	495	(6)	—	—	292	—	—	—	781
Ativas Data Center (2)	—	(31)	—	—	99	—	—	(50)	18
Parati	358	(24)	1	—	—	—	(335)	—
Taesa	2,242	342	—	(382)	—	(619)	—	—	1,583
Renova (3)	1,527	(372)	19	—	278	—	—	(763)	689
Usina Hidrelétrica Itaocara S.A.	—	—	—	—	3	—	—	—	3
Aliança Geração	1,327	104	—	(112)	—	—	—	—	1,319
Aliança Norte (Belo Monte Plant through Norte Energia)	354	(7)	—	—	180	—	—	—	527
Retiro Baixo	148	16	—	(2)	—	—	—	—	162

Total of investments	9,745	(302)	1	(632)	1,455	(706)	—	(808)	8,753

Ativas Data Center – Uncovered liabilities of jointly-controlled entity	(28)	—	—	—	—	—	—	28	—
Guanhães Energia – Uncovered liabilities of jointly-controlled entity	—	—	—	—	—	—	—	(59)	(59)

Total	9,717	(302)	1	(632)	1,455	(706)	—	(839)	8,694

(1)	Transfer to uncovered liabilities.
(2)	The amount of R$ 50 refers to the dilution of shareholding interest arising from subscription of share capital by a new shareholder.
(3)	The amount of R$ 763 refers to the impairment of intangible concession assets resulting from the financial difficulties of Renova.

	2014	Equity method gain (Statement of income)	Equity method gain (Other comprehensive income)	Dividends	Injections / acquisitions	Other	2015
Companhia Transleste de Transmissão	14	8	—	(4)	—	—	18
Companhia Transudeste de Transmissão	13	5	—	—	—	—	18
Companhia Transirapé de Transmissão	13	6	—	—	—	—	19
Transchile	67	5	36	—	—	—	108
Companhia de Transmissão Centroeste de Minas	22	2	—	(6)	—	—	18
Light	1,198	(11)	2	(1)	—	—	1,188
Axxiom Soluções Tecnológicas	23	1	—	—	—	—	24
Hidrelétrica Cachoeirão	34	8	—	—	—	—	42
Guanhães Energia	69	(49)	—	(1)	—	—	19
Hidrelétrica Pipoca	28	2	—	(3)	—	—	27
Madeira Energia (Santo Antônio plant through Madeira Energia)	674	2	—	—	—	—	676
FIP Melbourne (Santo Antônio plant through Madeira Energia)	708	(5)	—	—	—	—	703
Lightger	38	(1)	—	—	—	—	37
Baguari Energia	193	12	—	(18)	—	—	187
Central Eólica Praias de Parajuru	62	2	—	(1)	—	—	63
Central Eólica Volta do Rio	84	2	—	(1)	—	—	85
Central Eólica Praias de Morgado	62	—	—	—	—	—	62
Amazônia Energia (Belo Monte Plant through Norte Energia)	395	(19)	—	(1)	120	—	495
Ativas Data Center	—	(28)	—	—	—	28	—
Epícares Empreendimentos (1)	92	1	—	1	—	(94)	—
Parati	372	3	—	(17)	—	—	358
Taesa	2,188	383	—	(329)	—	—	2,242
Renova	1,538	(25)	15	(1)	—	—	1,527
Aliança Geração	3	107	—	(93)	581	729	1,327
Aliança Norte (Belo Monte Plant through Norte Energia)	—	(13)	—	—	367	—	354
Retiro Baixo	150	(5)	—	—	3	—	148

Total of investments	8,040	393	53	(475)	1,071	663	9,745

Ativas Data Center – Uncovered liabilities of jointly-controlled entity	—	—	—	—	—	(28)	(28)

Total	8,040	393	53	(475)	1,071	635	9,717

(1)	The amount of R$ 94 refers to the assets subscribed to constitute Aliança Geração;

c)	Information from the subsidiaries and jointly-controlled entities:

Company	Number of shares	2017			2016			2015
		Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity
Cemig Geração e Transmissão	2,896,785,358	100.00	1,838	4,794	100.00	1,838	4,583	100.00	1,838	4,684
Hidrelétrica Cachoeirão	35,000,000	49.00	35	118	49.00	35	103	49.00	35	83
Guanhães Energia	330,536,000	49.00	331	51	49.00	186	—	49.00	138	38
Hidrelétrica Pipoca	41,360,000	49.00	41	53	49.00	41	65	49.00	41	54
Retiro Baixo	222,850,000	49.90	223	258	49.90	223	264	49.90	223	296
Aliança Norte (Belo Monte Plant)	3,622,440,125	49.00	1,119	1,066	49.00	1,014	1,077	49.00	647	723
Madeira Energia (Santo Antônio Plant)	9,730,201,137	18.13	9,547	5,327	18.13	10,152	6,419	18.05	9,762	7,642
Lightger	79,078,937	49.00	79	83	49.00	79	85	49.00	79	76
Baguari Energia S.A. (1)	26,157,300,278	69.39	187	214	69.39	187	248	69.39	262	270
Renova (2)	417,197,244	36.23	2,919	780	34.15	2,856	1,956	27.37	2,526	5,581
Aliança Geração	1,291,582,500	45.00	1,291	1,858	45.00	1,291	1,973	45.00	1,291	2,949
Central Eólica Praias de Parajuru	70,560,000	49.00	71	89	49.00	71	89	49.00	71	129
Central Eólica Volta do Rio	117,230,000	49.00	117	116	49.00	117	137	49.00	117	174
Central Eólica Praias de Morgado	52,960,000	49.00	53	54	49.00	53	65	49.00	53	127
Amazônia Energia (1) (Belo Monte Plant)	1,229,600,123	74.50	1,230	1,163	74.50	1,116	1,048	74.50	723	665
Usina Hidrelétrica Itaocara S.A.	11,102,420	49.00	11	8	49.00	6	6	—	—	—
Cemig Distribuição	2,359,113,452	100.00	2,772	3,737	100.00	2,362	2,500	100.00	2,362	2,696
Light	203,934,060	26.06	2,226	3,462	26.06	2,226	3,354	26.06	2,226	4,558
CemigTelecom	448,340,822	100.00	292	247	100.00	242	192	100.00	225	169
Rosal Energia	46,944,467	100.00	47	107	100.00	47	141	100.00	47	122
Sá Carvalho	361,200,000	100.00	37	103	100.00	37	106	100.00	37	103
Gasmig	409,255,483	99.57	665	1,224	99.57	665	1,426	99.57	665	1,408
Horizontes Energia	39,257,563	100.00	39	53	100.00	39	52	100.00	64	71
Usina Térmica Ipatinga	174,281	100.00	—	5	100.00	—	4	100.00	—	4
Cemig PCH	35,952,000	100.00	36	97	100.00	36	92	100.00	36	85
Lepsa	1,379,839,905	100.00	406	456	66.62	438	443	—	—	—
RME	1,365,421,406	75.00	403	453	66.27	434	440	—	—	—
Companhia Transleste de Transmissão	49,569,000	—	50	—	25.00	50	81	25.00	50	73
UTE Barreiro		100.00	17	18	100.00	31	39	100.00	31	30
Companhia Transudeste de Transmissão	30,000,000	—	30	—	24.00	30	85	24.00	30	73
Empresa de Comercialização de Energia Elétrica	486,000	100.00	—	18	100.00	—	20	100.00	—	9
Companhia Transirapé de Transmissão	22,340,490	—	22	—	24.50	22	98	24.50	22	79
Transchile	—	—	—	—	—	—	—	49.00	237	221
Efficientia	6,051,994	100.00	6	7	100.00	6	5	100.00	6	6
Cemig Comercializadora de Energia Incentivada	1,000,000	100.00	1	2	100.00	1	2	100.00	5	6
Companhia de Transmissão Centroeste de Minas	28,000,000	51.00	28	40	51.00	28	42	51.00	28	34
Cemig Trading	1,000,000	100.00	1	29	100.00	1	29	100.00	—	30
Axxiom Soluções Tecnológicas	17,200,000	49.00	47	24	49.00	47	39	49.00	47	49
Parati	1,432,910,602	—	—	—	—	—	—	25.00	1,433	1,431
Taesa	1,033,496,721	21.68	3,042	4,347	31.54	3,042	4,308	43.36	3,042	5,171

(1)	Jointly-control under a Shareholders’ Agreement.
(2)	Due to the increase in the equity interest in Renova, there was a loss item of R$2 million reflecting the fact that Renova reported a loss for the year 2016.

On December 31, 2017, the current liabilities of some jointly-controlled entities exceeded their current assets, as follows:

Light: On December 31, 2017, Light had consolidated negative working capital of R$ 1,355 (R$ 1,259 on December 31, 2016). The management of Light has been negotiating the renewal of short-term loans and financings, and is in the process of extending its debt maturity profile in 2018 through new issues of debt instruments. Management believes that by extending its debt maturity profile the current financial situation will be reverted.

Madeira Energia (‘Mesa’): The excess of current liabilities over current assets, equal to R$ 1,474 (R$ 1,611 in 2016), arises mainly from the balances of the accounts Suppliers, Other liabilities and Loans and financings. Mesa expects to adjust the flow of its debt servicing payments with the BNDES and the onlending banks, and the release of funds from the reserve account to be allocated to these payments, which will be replaced by a bank guarantee and operational cash generation.

Renova Energia: In 2017, Renova Energia reported accumulated losses of R$ 2,195 (R$ 1,101 in 2016 and R$ 93 in 2015), and current liabilities of R$ 1,607 (R$ 3,211 in 2016) in excess of current assets. Renova Energia is required to obtain capital to comply with the construction commitments of wind and solar generating plants.

For this purpose it has taken several measures to rebalance its liquidity and cash flow structure through the sale of assets, using the funds to pay suppliers and amortize debt, as well as optimizing the portfolio, with sale of projects and/or operational assets.

The management of Renova Energia believes that with the success of these measures it will be possible to recover the economic and financial equilibrium, and liquidity.

Management has analyzed the indications of impairment referred to above and, based on available information and believes that there is no material uncertainty as to the continuation of the operations of these investees.

The balances for the affiliated companies and jointly-controlled entities, at December 31, 2017, 2016 and 2015, are as follows:

2017	Centroeste	RME	Light	Taesa	Axxiom	Aliança Norte	Itaocara	Lightger	Amazônia Energia	Aliança Geração
Assets
Current	56	2	4,250	1,970	46	1	5	51	—	622
Cash and cash equivalents	17	1	342	2	3	—	5	1	—	468
Non-current	1	451	11,181	6,608	11	1,065	11	142	1,163	2,398

Total assets	57	453	15,431	8,578	57	1,066	16	193	1,163	3,020

Liabilities
Current	4	—	5,575	736	29	—	1	31	—	448
Suppliers	—	—	2,023	48	1	—	1	20	—	44
Loans and financings – Current	3	—	1,373	—	5	—	—	—	—	84
Non-current	13	—	6,394	3,495	4	—	7	79	—	714
Equity	40	453	3,462	4,347	24	1,066	8	83	1,163	1,858

Total liabilities	57	453	15,431	8,578	57	1,066	16	193	1,163	3,020

Statement of income
Net sales revenue	15	—	11,315	1,104	43	—	—	42	—	920
Cost of sales	(4)	—	—	(209)	(55)	—	(4)	(28)	—	(554)
Depreciation and amortization	(1)	—	—	(1)	(2)	—	—	(11)	—	(127)

Gross profit (loss)	11	—	11,315	895	(12)	—	(4)	14	—	366
General and administrative expenses	—	(1)	(9,941)	(124)	(7)	(1)	—	(2)	(1)	(11)
Finance income	2	16	136	368	1	—	—	4	2	30
Finance expenses	(2)	—	(1,212)	(434)	(1)	—	—	(9)	—	(65)

Operational profit (loss)	11	15	298	705	(19)	(1)	(4)	7	1	320
Income and Social Contribution taxes	(1)	—	(174)	(58)	6	—	—	(3)	—	(104)

Net income (loss) for the year	10	15	124	647	(13)	(1)	(4)	4	1	216

Comprehensive income (loss) effects	—	(2)	(15)	—	—	—	—	—	—	—

Comprehensive income (loss) for the year	10	13	109	647	(13)	(1)	(4)	4	1	216

The “Transmineiras” companies (Companhia Transleste de Transmissão S.A.; Companhia Transudeste de Transmissão S.A. and Companhia Transirapé de Transmissão S.A.) were removed from the table for 2017, due to their sale in November 2017.

LEPSA is not presented in the 2017 table due to the fact that it has been under the Company’s control since November 2017.

2017	Hidrelétrica Cachoeirão	Baguari Energia	Guanhães Energia	Madeira Energia	Hidrelétrica Pipoca	Retiro Baixo	Renova	Central Eólica de Parajuru	Central Eólica de Morgado	Central Eólica Volta do Rio
Assets
Current	51	29	11	557	15	23	32	41	11	16
Cash and cash equivalents	46	5	7	55	6	14	—	35	7	5
Non-current	87	209	42	23,594	95	366	1,679	121	136	233

Total assets	138	238	53	24,151	110	389	1,711	162	147	249

Liabilities
Current	10	18	2	2,031	18	27	395	26	90	126
Suppliers	1	10	—	203	6	3	25	1	2	1
Non-current	10	6	—	16,793	39	104	536	47	3	7
Equity	118	214	51	5,327	53	258	780	89	54	116

Total liabilities	138	238	53	24,151	110	389	1,711	162	147	249

Statement of income
Net sales revenue	39	64	—	2,971	29	67	—	21	14	22
Cost of sales	(17)	(37)	(1)	(1,859)	(18)	(34)	(5)	(16)	(17)	(28)
Depreciation and amortization	(4)	(9)	—	—	(3)	(10)	(5)	(10)	(10)	(17)
Gross profit (loss)	22	27	(1)	1,112	11	33	(5)	5	(3)	(6)
General and administrative expenses	—	—	—	(817)	(1)	—	—	(2)	(1)	(3)
Provision for loss	—	—	(22)	—	—	—	—	—	—	—
Financial income	4	6	1	115	2	3	4	3	2	3
Finance expenses	(2)		(3)	(1,551)	(5)	(11)	(1,260)	(6)	(8)	(12)
Operational profit (loss)	24	33	(25)	(1,141)	7	25	(1,261)	—	(10)	(18)
Income and Social Contribution taxes	(3)	(11)	—	49	(2)	(3)	121	—	(1)	(3)

Net income (loss) for the year	21	22	(25)	(1,092)	5	22	(1,140)	—	(11)	(21)

Comprehensive income (loss) effects	—	—	—	—	—	—	(99)	—	—	—

Comprehensive income (loss) for the year	21	22	(25)	(1,092)	5	22	(1,239)	—	(11)	(21)

2016	Parati	Transleste	Transirapé	Centroeste	Transudeste	Lepsa	RME	Light	Taesa	Axxiom	Aliança Norte
Assets
Current	12	50	41	61	32	6	3	3,612	1,955	66	2
Cash and cash equivalents	8	3	2	20	4	—	—	668	102	9	2
Non-current	1,327	123	122	1	78	437	437	10,718	6,456	13	1,075

Total assets	1,339	173	163	62	110	443	440	14,330	8,411	79	1,077

	—	—	—	—	—	—	—	—	—	—	—
Liabilities	—	—	—	—	—	—	—	—	—	—	—
Current	—	28	33	5	22	—	—	4,871	1,074	32	—
Suppliers	—	—	—	—	—	—	—	1,342	37	1	—
Loans and financings – Current	—	18	19	3	19	—	—	15,568	9	10	—
Non-current	—	63	32	15	3	—	—	6,105	3,029	8	—
Equity	1,339	82	98	42	85	443	440	3,354	4,308	39	1,077

Total liabilities	1,339	173	163	62	110	443	440	14,330	8,411	79	1,077

	—	—	—	—	—	—	—	—	—	—	—
Statement of income	—	—	—	—	—	—	—	—	—	—	—
Net sales revenue	—	34	45	13	22	—	—	9,645	1,391	57	—
Cost of sales	—	(2)	(19)	(2)	(1)	—	—	(8,042)	(149)	(64)	—
Depreciation and amortization	—	—	—	(1)	—	—	—	(452)	(1)	(2)	—

Gross profit (loss)	—	32	26	11	21	—	—	1,603	1,242	(7)	—
General and administrative expenses (SG&A) :	(6)	—	(1)	—	(1)	(1)	(1)	(753)	(107)	(8)	(2)
Finance income	4	2	1	4	1	—	1	148	58	1	—
Finance expenses	(60)	(11)	(5)	(3)	(4)	(41)	(41)	(1,281)	(223)	—	(7)

Operational profit (loss)	(62)	23	21	12	17	(42)	(41)	(283)	970	(14)	(9)
Income tax and the Social Contribution tax	—	(2)	(2)	(1)	(1)	—	—	(30)	(108)	5	—

Net income (loss) for the year	(62)	21	19	11	16	(42)	(41)	(313)	862	(9)	(9)

Comprehensive income (loss) effects	1	—	—	—	—	—	—	3	—	—	—

Comprehensive income (loss) for the year	(61)	21	19	11	16	(42)	(41)	(310)	862	(9)	(9)

2016	Hidrelétrica Cachoeirão	Baguari Energia	Guanhães Energia	Madeira Energia	Hidrelétrica Pipoca	Retiro Baixo	Renova	Central Eólica de Parajuru	Central Eólica de Morgado	Central Eólica Volta do Rio	Lightger	Amazônia Energia	Aliança Geração
Assets
Current	43	45	16	1,520	20	30	136	38	24	37	35	—	388
Cash and cash equivalents	40	11	1	58	17	19	36	18	17	27	32	—	147
Non-current	86	220	65	23,557	98	377	5,765	128	142	245	152	1,048	2,512

Total assets	129	265	81	25,077	118	407	5,901	166	166	282	187	1,048	2,900

	—	—	—	—	—	—	—	—	—	—	—	—	—
Liabilities	—	—	—	—	—	—	—	—	—	—	—	—	—
Current	9	12	191	3,131	8	25	3,347	19	27	37	16	—	592
Suppliers	2	6	—	662	—	1	547	1	1	1	6	—	101
Non-current	17	5	11	15,527	45	118	598	58	74	108	86	—	335
Equity	103	248	(121)	6,419	65	264	1,956	89	65	137	85	1,048	1,973

Total liabilities	129	265	81	25,077	118	407	5,901	166	166	282	187	1,048	2,900

	—	—	—	—	—	—	—	—	—	—	—	—	—
Statement of income	—	—	—	—	—	—	—	—	—	—	—	—	—
Net sales revenue	34	65	—	2,803	25	62	484	27	22	29	36	—	804
Cost of sales	(10)	(12)	—	(1,845)	(6)	(29)	(454)	(17)	(17)	(27)	(17)	—	(314)
Depreciation and amortization	(3)	(9)	—	(673)	(3)	(9)	(93)	(10)	(10)	(17)	(11)	—	(125)

Gross profit (loss)	24	53	—	958	19	33	30	10	5	2	19	—	490
General and administrative expenses (SG&A)	—	(1)	—	(146)	(2)	—	(41)	(1)	(1)	(2)	(1)	(1)	(58)
Impairment of PP&E	—	—	—	—	—	—	(281)	—	—	—	—	—	—
Adjustment for losses on investment	—	—	—	—	—	—	(455)	—	—	—	—	—	—
Finance income	4	15	—	146	2	2	16	3	3	5	3	—	46
Finance expenses	(3)	(1)	(208)	(1,552)	(6)	(15)	(424)	(7)	(10)	(15)	(10)	(8)	(58)

Operational profit (loss)	25	66	(208)	(594)	13	20	(1,155)	5	(3)	(10)	11	(9)	420
Income tax and the Social Contribution tax	(2)	(7)	—	(23)	(2)	(3)	54	(2)	1	3	(3)	—	(127)

Net income (loss) for the year	23	59	(208)	(617)	11	17	(1,101)	3	(2)	(7)	8	(9)	293

Comprehensive income (loss) effects	—	—	—	—	—	—	99	—	—	—	—	—	—

Comprehensive income (loss) for the year	23	59	(208)	(617)	11	17	(1,002)	3	(2)	(7)	8	(9)	293

2015	Parati	Transleste	Transirapé	Centroeste	Transudeste	Transchile	Light	Taesa	Axxiom	Aliança Norte	Cachoeirão
Assets
Current	59	47	34	58	32	39	3,976	2,082	74	1	28
Cash and cash equivalents	46	8	6	16	6	36	447	132	7	1	23
Non-current	1,408	128	114	1	81	299	11,818	7,574	14	726	89

Total assets	1,467	175	148	59	113	338	15,794	9,656	88	727	117

Liabilities
Current	36	18	20	4	17	21	4,399	1,008	34	—	10
Suppliers	—	—	—	—	—	—	1,450	34	2	—	2
Loans and financings – current	—	6	3	2	—	10	1,629	628	5	—
Non-current	—	84	49	21	23	96	6,838	3,477	5	4	24
Equity	1,431	73	79	34	73	221	4,557	5,171	49	723	83

Total liabilities	1,467	175	148	59	113	338	15,794	9,656	88	727	117

Statement of Income
Net sales revenue	—	33	34	14	22	28	1,222	1,973	66	—	30
Cost of sales	—	(4)	(13)	(4)	(2)	(10)	(460)	(287)	(59)	—	(14)
Depreciation and amortization	—	—	—	(1)	—	(9)	(412)	(15)	(1)	—	(3)

Gross profit (loss)	—	29	21	10	20	18	762	1,686	7	—	16
General and administrative expenses	—	—	—	—	—	—	(91)	—	(6)	—	—
Net Finance income (expenses)	11	(9)	(5)	(3)	(5)	(6)	(672)	(562)	—	(27)	(1)
Financial income	48	2	1	2	1	—	1,371	769	1	—	2
Finance expenses	(37)	(11)	(6)	(5)	(6)	(6)	(2,043)	(1,331)	(1)	(27)	(3)

Operational profit (loss)	11	20	16	7	15	12	(1)	1,124	1	(27)	15
Income tax and Social Contribution tax	—	(2)	(1)	(1)	(1)	—	(40)	(241)	—	—	(2)

Net income (loss) for the year	11	18	15	6	14	12	(41)	883	1	(27)	13

Comprehensive income (loss) effects	1	—	—	—	—	—	8	—	—	—	—

Comprehensive income (loss) for the year	12	18	15	6	14	12	(33)	883	1	(27)	13

2015	Baguari Energia	Guanhães Energia	Madeira Energia	Pipoca	Retiro Baixo	Renova	Parajuru	Morgado	Volta do Rio	Lightger	Amazônia Energia	Aliança Geração
Assets
Current	72	2	1,608	13	10	551	21	31	46	23	—	243
Cash and cash equivalents	9	1	300	—	1	66	12	12	20	14	—	70
Non-current	220	248	23,754	101	443	8,425	192	209	290	161	666	3,093

Total assets	292	250	25,362	114	453	8,976	213	240	336	184	666	3,336

Liabilities
Current	16	212	2,151	10	25	1,497	18	28	36	14	—	113
Suppliers	6	—	384	—	6	570	—	—	1	4	—	36
Non-current	6	—	15,569	50	132	1,898	66	85	126	94	—	274
Equity	270	38	7,642	54	296	5,581	129	127	174	76	666	2,949

Total liabilities	292	250	25,362	114	453	8,976	213	240	336	184	666	3,336

Statement of Income
Net sales revenue	59	—	2,605	22	53	458	31	34	47	32	—	797
Cost of sales	(46)	—	(1,103)	(11)	(40)	(5)	(16)	(18)	(28)	(25)	—	(442)
Depreciation and amortization	(9)	—	(471)	(3)	(9)	(4)	(10)	(10)	(17)	(10)	—	(69)

Gross profit (loss)	13	—	1,502	11	13	453	15	16	19	7	—	355
General and administrative expenses	—	(86)	(816)	(2)	(11)	—	(5)	(6)	(2)	(1)	(2)	(69)
Net Finance income (expenses)	9	(14)	(967)	(3)	(13)	(355)	(5)	(8)	(11)	(7)	(23)	(18)
Financial income	10	—	950	2	1	41	2	2	3	2	—	9
Finance expenses	(1)	(14)	(1,917)	(5)	(14)	(396)	(7)	(10)	(14)	(9)	(23)	(27)

Operational profit (loss)	22	(100)	(281)	6	(11)	98	5	2	6	(1)	(25)	268
Income tax and Social Contribution tax	(5)	—	266	(1)	1	(191)	(1)	(1)	(2)	(2)	—	(30)

Net income (loss) for the year	17	(100)	(15)	5	(10)	(93)	4	1	4	(3)	(25)	238

Comprehensive income (loss) effects	—	—	—	—	—	54	—	—	—	—	—	—

Comprehensive income (loss) for the year	17	(100)	(15)	5	(10)	(39)	4	1	4	(3)	(25)	238

Investment in the Santo Antônio hydroelectric plant, through Madeira Energia S.A. (‘Mesa’) and FIP Melbourne

The Company has a direct and indirect investments, of 10% and 8.13% respectively, in Madeira Energia S.A. (which holds an investment in Santo Antônio Energia S.A.), of R$ 1,117 at December 31, 2017 (R$ 1,321 at December 31, 2016).

Madeira Energia S.A. (‘Mesa’) and its subsidiary Santo Antônio Energia S.A. (‘Saesa’) are incurring construction costs related to the construction of the Santo Antônio hydroelectric plant. Total construction costs related to amounted to R$ 21,611 (Mesa, consolidated) on December 31, 2017. According to financial projections prepared by its management, such construction costs will be recovered through future revenues from operations as all the entity’s generation plants are currently under operation.

The Federal Public Attorneys’ Office, have conducted and are in the process of conducting investigations and other legal measures are in progress, involving other indirect Shareholders of Madeira Energia S.A. and certain executives of those other indirect Shareholders. In this context, the Federal Public Attorneys have started investigations on irregularities involving contractors and suppliers of Mesa and of its other Shareholders. In response to allegations of possible illegal activities, the investee and its other Shareholders have started an independent internal investigation. It is not possible to determine the results of these investigations, or the developments arising from them, which may at some time in the future affect the investee.

The effects of any changes to the current scenario will be reflected, appropriately, in the financial statements of the Company and its subsidiary Cemig GT.

Arbitration proceedings

In 2014, Cemig GT and SAAG Investimentos S.A. (SAAG), a vehicle through which Cemig GT holds an indirect equity interest in Mesa, opened arbitration proceedings, in the Market Arbitration Chamber, challenging the following: (a) the increase approved in the capital of Mesa of approximately R$ 750 partially to be allocated to payment of the claims by the Santo Antonio Construction Consortium (‘CCSA’), based on absence of quantification of the amounts supposedly owed, and absence of prior approval by the Board of Directors, as required by the bylaws and Shareholders’ Agreement of Mesa; and also on the existence of credits owed to Mesa by CCSA, for an amount greater than the claims; and (b) the adjustment for impairment carried out by the Executive Board of Mesa, in the amount of R$ 750, relating to certain credits owed to Mesa by CCSA, on the grounds that those credits are owed in their totality by express provision of contract.

The arbitration judgment by the Market Arbitration Chamber recognized the right of Cemig GT and SAAG in full, and ordered the annulment of the acts being impugned. As a consequence of this decision, Mesa reversed the impairment, and posted a provision for receivables in the amount of R$ 679 in its financial statements as of December 31, 2017.

To resolve the question of the liability of the CCSA consortium to reimburse the costs of re-establishment of the collateral and use of the contractual limiting factor, the affiliated company opened arbitration proceedings with the International Chamber of Commerce (ICC) against CCSA, which are in progress. This process is confidential under the Arbitration Regulations of the ICC.

Investment in the Belo MontePlant through Amazônia Energia S.A. and Aliança Norte

Amazônia Energia and Aliança Norte are Shareholders in Norte Energia S.A. (‘Nesa’), which holds the concession to operate the Belo Monte Hydroelectric Plant, on the Xingu River, in the State of Pará, and manages that interest. Through the jointly-controlled entities referred to above, Cemig GT owns an indirect equity interest in Nesa of 11.74%.

Nesa will still require significant funds for costs of organization, development and pre-operating costs for completion of the plant. According to estimates and forecasts, these costs will be recovered through revenues from future operations.

On April 7, 2015, Nesa was awarded a preliminary injunction ordering the regulator to “abstain, until hearing of the application for an injunction made in the original case, from applying to Appellant any penalties or sanctions in relation to the Belo Monte Hydroelectric Plant not starting operations on the date established in the original timetable for the project, including those specified in an Aneel Normative Resolution and in the Concession Contract for the Belo Monte Hydroelectric Plant”. The legal advisers of Nesa have classified the probability of loss as ‘possible’ and estimated the potential loss on December 31, 2017 to approximately R$ 286 (R$ 74 on December 31, 2016).

Investigations and other legal measures are in progress, conducted by the Federal Public Attorneys’ Office, which involve other Shareholders of Nesa and certain executives of those other Shareholders. In this context, the Federal Public Attorneys have started investigations on irregularities involving contractors and suppliers of Nesa and of its other Shareholders, which are still in progress. At present it is not possible to determine the outcome of these investigations, and their possible consequences. These might at some time in the future affect the investee. In addition, based on the results of the independent internal investigation conducted by Nesa and its other Shareholders, a write-down of the value of the infrastructure of Nesa, by R$ 183 was already recorded.

The effects of any changed in the current scenario will be reflected, appropriately, in the financial statements of the Company.

Investment in Renova Energia S.A. (‘Renova’)

Investment in TerraForm

The indirectly jointly-controlled entity Renova had investments in TerraForm Global Inc., designated as financial assets available for sale, recorded at fair value, based on the quoted market price of the shares of TerraForm on a stock exchange (NASDAQ), of which the gain arising from the change in the quoted price of the shares (fair value), in the amount of R$ 73, was recorded in Other comprehensive income in the jointly-controlled entity.

On May 15, 2017, Renova sold to Brookfield Asset Management (‘Brookfield’) the investment that it held in TerraForm Global Inc. (‘TerraForm Global’), for R$ 306, and reclassified the accumulated positive adjustments previously posted in Other comprehensive income, in the amount of R$ 172 (of which the impact on Cemig GT was R$ 60), to the Statement of income.

In June 2017 Renova further signed an agreement with TerraForm Global in which the parties agreed to terminate the arbitration proceedings that were in existence between the parties, through financial compensation to Renova of R$ 49. This was paid jointly with the settlement of the sale of the shares of TerraForm.

Adjustment for impairment

In 2017 and 2016 Renova posted impairments of its PP&E, resulting in the recognition of an impairment loss of R$ 787, (the impact on Cemig GT being R$ 285), and R$ 264 (impact on Cemig GT: R$ 90), respectively.

Sale of assets – Umburanas wind complex

On August 23, 2017 Renova signed, with Engie Brasil S.A. (‘Engie’), the Contract for Assignment of Rights and Obligations of the Umburanas Wind Power Complex, with total installed capacity of 605 MW. The base price of the transaction was R$ 15.

The transfer of the Umburanas Complex to Engie was approved on October 24, 2017, at the 40th Public Meeting of the Council of Aneel.

Grant of exclusivity

On February 23, 2018, Renova received a binding offer from Brookfield Energia Renovável S.A. (‘BER’) for acquisition of the assets of the whole Alto Sertão III Complex (‘ASIII Complex’), and also approximately 1.1 GW in certain wind projects under development. The value presented for the ASIII Complex was R$ 650 , to be paid on completion of the transaction, this amount being subject to usual post-closing adjustments (‘the Price’). The Price may be increased by an earn-out of up to R$ 150 linked to future generation by the ASIII Complex, to be calculated after 5 years from its start of operation, plus R$ 187 per MW of installed capacity for the wind projects in development. On February 27, 2018 the Board of Directors of Renova approved the proposal received and granted BER exclusivity for a further 30 (thirty) days, automatically renewable for 30 (thirty) additional days, for finalization of the documents of the transaction. The proceeds from the transaction will be prioritized for payment of suppliers and creditors of the Alto Sertão III project.

Risks related to compliance with laws and regulations

On January 19, 2018, Renova responded to a formal statement by the Civil Police of Minas Gerais State received in November 2017, relating to the investigation being carried out by that Police Force related to certain capital injections made by the equity holders of the parent of Renova, and capital injections made by Renova in certain projects under development in previous years. As a consequence, the governance bodies of Renova requested the opening of an internal investigation, which is being conducted by an independent party.

The investigation is in progress, and it is not possible to determine any effects of this investigation, nor any impacts on the financial statements of Renova, of the Company for the year ended December 31, 2017.

Binding proposal by Cemig presented to Renova

On March 27, 2018 Cemig (the equity holder of Cemig GT) presented a binding proposal to the jointly-controlled entity Renova, for acquisition of 100% of the shares in Chipley SP Participações S.A. (‘Chipley’) held by Renova, or 51% of the shares in Brasil PCH S.A. held by Chipley.

This proposal relates to the recent changes in the negotiations for capitalization of Renova, Renova’s interest in bringing forward revenues from power purchase agreements, and execution of Cemig’s disinvestment program.

Cemig’s intention is that Renova should sell its interest in Brasil PCH to a third party, or to Cemig or to any of its affiliated companies, in the terms of the Proposal, to make possible payment of the amounts owed to Cemig GT.

Completion of this transaction, if accepted by Renova, will be subject to precedent conditions, specified in the Proposal, that are customary in this type of transaction.

In view of the above, Cemig GT has not participated in the governance bodies of Renova in relation to any decision and debate relating to the binding proposal.

Interest in RME and Lepsa

On November 30, 2017, the Company made an additional acquisition of an interest in RME, acquiring control of that company as a result of partial exercise of the put option held by the other Shareholders, as descried in more detail in Note 30 – Financial Instruments and Risk Management.

On that date Cemig acquired all of the outstanding shares in Lepsa, and all of the outstanding preferred shares in RME, held by BB-BI, BV Financeira and Santander, which corresponded to fair value of R$ 185, comprising R$ 147 in Lepsa and R$ 38 in RME.

With this acquisition, Cemig increased its interestship in RME from 66.27% to 75% of the total capital, while continuing to own a 50% interest in the voting shares of RME; and increased in interestship in Lepsa from 66.62% to 100% of the total and voting.

The fair value of the assets acquired are as follows:

Lepsa			RME
	ASSETS	LIABILITIES + EQUITY		ASSETS	LIABILITIES + EQUITY
Fair value, current	4	—	Fair value, current	2	—
Fair value, non-current	428	—	Fair value, non-current	428	—
Fair value, equity	—	432	Fair value, equity	—	430

Total	432	432	Total	430	430

Considering its acquisition of control of Lepsa, Cemig measured its original participation in the investment at fair value, recognizing a loss of R$ 72 during in 2017.

Merger of Cemig Telecom

On February 28, 2018, Company shareholders’ Meeting approved the merger of Cemig Telecom that was completed on March 31, 2018.

Since this is an merger of a wholly-owned subsidiary, there was no capital increase nor issue of new shares by Cemig. The shares in the subsidiary were canceled, on the merger date, and the necessary accounting adjustment were made.

Disposal Taesa’s units

In November 2017 the Company sold part of its equity interest in the jointly-controlled entity Taesa in an auction and raised R$ 717. The Company sold 34 million Units of Taesa at the price of R$ 21.10 per Unit. With the sale, the Company’s holding in the share capital of Taesa was reduced from 31.54% to 21.68%.

The shares that were sold are not part of the controlling shareholding block of Taesa, and as a result Cemig continues to be in the controlling block of Taesa.

Sale of the Transmineiras to Taesa

In november 2017, Cemig completed the shareholding restructuring involving transfer to Taesa of the equity interests held by Cemig GT in the following transmission concession holders:

•	Companhia Transleste de Transmissão S.A. (‘Transleste’),

•	Companhia Transudeste de Transmissão S.A. (‘Transudeste’), and

•	Companhia Transirapé de Transmissão S.A. (‘Transirapé’)

(‘the Transmineiras Companies’). The amount received by Cemig was R$ 56.